Investment and Fair Value Measurement (Details) - Schedule of Fair Value Reconciliation of Level 3 Assets - Fair Value, Inputs, Level 3 [Member] - Warrants [Member] - Common Stocks [Member] - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 77,200	$ 77,200
Change in unrealized depreciation
Ending balance	77,200	77,200
Net change in unrealized depreciation relating to investments still held